Inventories	12 Months Ended
Mar. 31, 2019
Inventories [Abstract]
Inventories
Inventories

	2019	2018
	$	$
Raw materials	45.7	42.5
Work in progress	19.0	8.7
Finished goods	202.6	114.2
Total inventories at the lower of cost and net realizable value	267.3	165.4

Included in inventory as at March 31, 2019 are provisions for obsolescence and inventory shrinkage in the amount of $16.5 (2018 - $13.4).
Amounts charged to cost of sales comprise the following:

	2019	2018	2017
	$	$	$
Cost of goods manufactured	309.0	238.7	189.9
Depreciation and amortization	4.7	4.9	1.8
	313.7	243.6	191.7